Segment Data - Summary of Other Segment Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 1,093.8	$ 996.3	$ 951.7
Intangible asset amortization	665.9	591.9	561.5
Corporate Items [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	125.2	117.8	115.2
Operating Segments [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	177.9	160.7	146.6
Operating Segments [Member] | EMEA [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	64.4	65.0	66.4
Operating Segments [Member] | Asia Pacific [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization	$ 60.4	$ 60.9	$ 62.0